Consolidated balance sheet - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Assets
Cash and balances at central banks	£ 98,337	£ 74,250
Loans and advances to banks	30,251	30,138
Loans and advances to customers	349,919	351,950
Debt securities subject to repurchase agreements	23,781	18,107
Other debt securities	55,152	54,415
Debt securities	78,933	72,522
Equity shares	450	703
Settlement balances	2,517	5,526
Derivatives	160,843	246,981
Intangible assets	6,543	6,480
Property, plant and equipment	4,602	4,590
Deferred tax	1,740	1,803
Prepayments, accrued income and other assets	3,726	3,700
Assets of disposal groups	195	13
Total assets	738,056	798,656
Liabilities
Deposits by banks	46,898	38,556
Customer accounts	398,036	380,968
Debt securities in issue	30,559	27,245
Settlement balances	2,844	3,645
Short positions	28,527	22,077
Derivatives	154,506	236,475
Provisions for liabilities and charges	7,757	12,836
Accruals and other liabilities	6,392	6,991
Retirement benefit liabilities	129	363
Deferred tax	583	662
Subordinated liabilities	12,722	19,419
Liabilities of disposal groups	10	15
Total liabilities	688,963	749,252
Non-controlling interests	763	795
Owners' equity	48,330	48,609
Total equity	49,093	49,404
Total liabilities and equity	£ 738,056	£ 798,656